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                                                          OMB APPROVAL
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: ________
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aquiline Capital Partners LLC
Address:    535 Madison Avenue, 24th Floor
            New York, NY 10022

Form 13F File Number: 28-12958

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey W. Greenberg
Title:      Managing Principal
Phone:      (212) 624-9500

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Greenberg       New York, NY              May 15, 2009
-------------------------      -------------------       ---------------------
[Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      1

Form 13F Information Table Value Total:      $163,069 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          Number       Form 13F File Number               Name
          ------       --------------------               ----

            1               28-12961              Jeffrey W. Greenberg

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                          FORM 13F INFORMATION TABLE
                         AQUILINE CAPITAL PARTNERS LLC
                       FOR QUARTER ENDED MARCH 31, 2009

                                                                                                             Voting Authority
                       Title of              Value    Shrs or prn    SH/               Investment   Other    ----------------
Name of Issuer          Class     CUSIP    (x $1000)      amt        PRN     Put/Call  Discretion  Managers  Sole Shared None
--------------         -------- ---------- ---------  ----------- ---------  --------  ----------  --------  ---- ------ ----
Validus Holdings Ltd.  COM SHS  G9319H102   $163,069    6,886,342    SH                 SHARED-                     X
                                                                                         OTHER